UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

Sterling Capital Funds (formerly, BB&T Funds)

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

Sterling Capital Funds (formerly, BB&T Funds)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Sterling Capital Equity Index Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Fair Value
Mutual Funds (100.1%)
S&P 500 Stock Master Portfolio	$25,453,866

TOTAL INVESTMENTS — 100.1%	$25,453,866

Percentages based on net assets of $25,437,999.

See accompanying notes to the Schedule of Investments.

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Investments

March 31, 2011

(Unaudited)

1.    Organization:

The Sterling Capital Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the Sterling Capital Funds, a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments is included in this Form and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.10% in the net assets of the Master Portfolio at March 31, 2011.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments (the “Schedule”). The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements—The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2011 there were no changes to the valuation policies and procedures.

Continued

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Investments

March 31, 2011

(Unaudited)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 – Quoted Inputs	Level 2 – Other Significant Observable Inputs	Level 3 – Other Significant Unobservable Inputs	Total Fair Value
Investment in Master Portfolio	$25,453,866	$—	$—	$25,453,866

Securities Transactions and Income Recognition—The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

3.    Federal Income Taxes:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Fund did not incur any interest or penalties.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2010, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. The Fund’s net capital loss carryforwards at December 31, 2010 were as follows:

Amount	Expires
$ 715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016
1,338,848	2017
2,743,646	2018

$9,656,128

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $79,462 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

Schedule of Investments March 31, 2011 (Unaudited)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary – 11.2%

Auto Components – 0.3%
The Goodyear Tire & Rubber Co. (a)	46,147	$691,282
Johnson Controls, Inc.	128,656	5,348,230

		6,039,512

Automobiles – 0.5%
Ford Motor Co. (a)	718,497	10,712,790
Harley-Davidson, Inc.	44,735	1,900,790

		12,613,580

Distributors – 0.1%
Genuine Parts Co. (b)	29,945	1,606,250

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	23,361	974,387
DeVry, Inc.	11,735	646,247
H&R Block, Inc. (b)	58,143	973,314

		2,593,948

Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	81,972	3,144,446
Darden Restaurants, Inc.	26,229	1,288,631
International Game Technology (b)	56,751	921,069
Marriott International, Inc., Class A (b)	55,210	1,964,372
McDonald’s Corp.	198,168	15,078,603
Starbucks Corp. (b)	141,696	5,235,667
Starwood Hotels & Resorts Worldwide, Inc.	36,500	2,121,380
Wyndham Worldwide Corp. (b)	32,968	1,048,712
Wynn Resorts Ltd.	14,439	1,837,363
Yum! Brands, Inc.	88,788	4,561,927

		37,202,170

Household Durables – 0.4%
D.R. Horton, Inc.	53,370	621,761
Fortune Brands, Inc.	29,141	1,803,536
Harman International Industries, Inc.	13,232	619,522
Leggett & Platt, Inc. (b)	27,949	684,751
Lennar Corp., Class A	30,519	553,004
Newell Rubbermaid, Inc.	55,194	1,055,861
Pulte Homes, Inc. (a)	64,217	475,206
Stanley Black & Decker, Inc.	31,759	2,432,739
Whirlpool Corp.	14,444	1,232,940

		9,479,320

Internet & Catalog Retail – 0.8%
Amazon.com, Inc. (a)	67,676	12,190,478
Expedia, Inc. (b)	38,190	865,385
NetFlix, Inc. (a)	8,339	1,979,095
priceline.com, Inc. (a)(b)	9,336	4,728,124

		19,763,082

Leisure Equipment & Products – 0.1%
Hasbro, Inc. (b)	26,029	1,219,198
Mattel, Inc. (b)	66,230	1,651,114

		2,870,312

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Media – 3.3%
CBS Corp., Class B	127,715	3,197,984
Cablevision Systems Corp.	44,175	1,528,897
Comcast Corp., Class A (b)	527,376	13,036,735
DIRECTV, Class A (a)	150,724	7,053,883
Discovery Communications, Inc. (a)(b)	53,480	2,133,852
Gannett Co., Inc.	45,522	693,300
Interpublic Group of Cos., Inc.	92,914	1,167,929
The McGraw-Hill Cos., Inc.	58,250	2,295,050
News Corp., Class A	433,776	7,617,107
Omnicom Group, Inc. (b)	53,951	2,646,836
Scripps Networks Interactive, Inc., Class A (b)	17,206	861,848
Time Warner Cable, Inc.	65,224	4,653,080
Time Warner, Inc.	207,575	7,410,427
Viacom, Inc., Class B	113,389	5,274,856
The Walt Disney Co. (b)	360,715	15,543,209
The Washington Post Co., Class B (b)	1,001	437,998

		75,552,991

Multiline Retail – 1.6%
Big Lots, Inc. (a)	14,333	622,482
Family Dollar Stores, Inc.	24,005	1,231,937
J.C. Penney Co., Inc. (b)	44,958	1,614,442
Kohl’s Corp.	55,537	2,945,682
Macy’s, Inc. (b)	80,400	1,950,504
Nordstrom, Inc.	31,883	1,430,909
Sears Holdings Corp. (a)(b)	8,255	682,276
Target Corp.	134,495	6,726,095
Wal-Mart Stores, Inc. (b)	372,117	19,368,690

		36,573,017

Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	16,643	976,944
AutoNation, Inc. (a)(b)	12,174	430,594
AutoZone, Inc. (a)(b)	5,078	1,389,138
Bed Bath & Beyond, Inc. (a)	48,330	2,332,889
Best Buy Co., Inc.	62,144	1,784,776
CarMax, Inc. (a)	42,841	1,375,196
GameStop Corp., Class A (a)(b)	28,753	647,518
The Gap, Inc. (b)	82,849	1,877,358
The Home Depot, Inc.	311,282	11,536,111
Limited Brands, Inc.	50,237	1,651,792
Lowe’s Cos., Inc.	262,120	6,927,832
O’Reilly Automotive, Inc. (a)(b)	26,806	1,540,273
RadioShack Corp.	20,092	301,581
Ross Stores, Inc.	22,624	1,609,019
The Sherwin-Williams Co. (b)	16,907	1,420,019
Staples, Inc.	136,654	2,653,821
The TJX Cos., Inc. (b)	75,179	3,738,652
Tiffany & Co.	24,008	1,475,051
Urban Outfitters, Inc. (a)	24,439	729,015

		44,397,579

Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	56,179	2,923,555
NIKE, Inc., Class B	72,709	5,504,071

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Polo Ralph Lauren Corp.	12,424	1,536,228
VF Corp. (b)	16,442	1,620,030

		11,583,884

Total Consumer Discretionary		260,275,645

Consumer Staples – 9.3%

Beverages – 2.4%
Brown-Forman Corp., Class B (b)	19,579	1,337,246
The Coca-Cola Co.	435,790	28,914,666
Coca-Cola Enterprises, Inc.	62,714	1,712,092
Constellation Brands, Inc. (a)	33,487	679,116
Dr Pepper Snapple Group, Inc. (b)	42,626	1,583,982
Molson Coors Brewing Co., Class B	30,166	1,414,484
PepsiCo, Inc. (b)	301,346	19,409,696

		55,051,282

Food & Staples Retailing – 1.4%
CVS Caremark Corp.	259,874	8,918,876
Costco Wholesale Corp. (b)	82,915	6,079,328
The Kroger Co. (b)	120,792	2,895,384
SUPERVALU, Inc. (b)	40,825	364,567
Safeway, Inc.	69,987	1,647,494
Sysco Corp. (b)	110,680	3,065,836
Walgreen Co.	175,206	7,032,769
Whole Foods Market, Inc. (b)	28,022	1,846,650

		31,850,904

Food Products – 1.6%
Archer Daniels Midland Co.	121,050	4,359,010
Campbell Soup Co. (b)	34,671	1,147,957
ConAgra Foods, Inc. (b)	82,758	1,965,503
Dean Foods Co. (a)	35,265	352,650
General Mills, Inc.	120,767	4,414,034
H.J. Heinz Co.	61,127	2,984,220
The Hershey Co.	29,358	1,595,607
Hormel Foods Corp. (b)	26,295	732,053
The J.M. Smucker Co.	22,613	1,614,342
Kellogg Co.	47,849	2,582,889
Kraft Foods, Inc., Class A	332,196	10,417,667
McCormick & Co., Inc. (b)	25,255	1,207,947
Sara Lee Corp.	118,229	2,089,106
Tyson Foods, Inc., Class A (b)	56,642	1,086,960

		36,549,945

Household Products – 2.0%
Colgate-Palmolive Co.	93,807	7,575,853
The Clorox Co. (b)	26,209	1,836,465
Kimberly-Clark Corp.	76,808	5,013,258
The Procter & Gamble Co.	531,991	32,770,646

		47,196,222

Personal Products – 0.3%
Avon Products, Inc. (b)	81,630	2,207,275
The Estee Lauder Cos., Inc., Class A (b)	21,750	2,095,830
Mead Johnson Nutrition Co.	38,859	2,251,102

		6,554,207

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Tobacco – 1.6%
Altria Group, Inc.	397,357	10,343,203
Lorillard, Inc.	27,647	2,626,742
Philip Morris International, Inc. (b)	341,353	22,402,997
Reynolds American, Inc.	64,231	2,282,127

		37,655,069

Total Consumer Staples		214,857,629

Energy – 13.1%

Energy Equipment & Services – 2.5%
Baker Hughes, Inc.	82,484	6,056,800
Cameron International Corp. (a)(b)	46,490	2,654,579
Diamond Offshore Drilling, Inc. (b)	13,203	1,025,873
FMC Technologies, Inc. (a)(b)	22,820	2,156,034
Halliburton Co.	173,485	8,646,492
Helmerich & Payne, Inc. (b)	20,197	1,387,332
Nabors Industries Ltd. (a)	54,349	1,651,123
National Oilwell Varco, Inc.	79,979	6,339,935
Noble Corp.	47,923	2,186,247
Rowan Cos., Inc. (a)(b)	23,994	1,060,055
Schlumberger Ltd.	258,512	24,108,829

		57,273,299

Oil, Gas & Consumable Fuels – 10.6%
Anadarko Petroleum Corp.	94,261	7,721,861
Apache Corp.	72,701	9,518,015
Cabot Oil & Gas Corp. (b)	19,806	1,049,124
Chesapeake Energy Corp.	124,912	4,187,050
Chevron Corp. (b)	381,302	40,963,274
ConocoPhillips	271,553	21,686,223
CONSOL Energy, Inc. (b)	42,971	2,304,535
Denbury Resources, Inc. (a)(b)	76,168	1,858,499
Devon Energy Corp. (b)	81,106	7,443,098
EOG Resources, Inc. (b)	50,894	6,031,448
El Paso Corp.	133,859	2,409,462
Exxon Mobil Corp. (b)	941,854	79,238,177
Hess Corp.	57,085	4,864,213
Marathon Oil Corp.	134,912	7,192,159
Massey Energy Co.	19,650	1,343,274
Murphy Oil Corp.	36,631	2,689,448
Newfield Exploration Co. (a)	25,516	1,939,471
Noble Energy, Inc.	33,382	3,226,370
Occidental Petroleum Corp.	154,395	16,132,734
Peabody Energy Corp. (b)	51,391	3,698,096
Pioneer Natural Resources Co. (b)	22,119	2,254,369
QEP Resources, Inc.	33,487	1,357,563
Range Resources Corp. (b)	30,483	1,782,036
Southwestern Energy Co. (a)(b)	66,052	2,838,254
Spectra Energy Corp. (b)	123,198	3,348,522
Sunoco, Inc.	22,910	1,044,467
Tesoro Corp. (a)(b)	27,192	729,561
Valero Energy Corp. (b)	108,070	3,222,647
The Williams Cos., Inc.	111,345	3,471,737

		245,545,687

Total Energy		302,818,986

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Financials – 15.5%

Capital Markets – 2.4%
Ameriprise Financial, Inc.	46,822	2,859,888
The Bank of New York Mellon Corp.	235,876	7,045,616
The Charles Schwab Corp. (b)	189,702	3,420,327
E*Trade Financial Corp. (a)	42,020	656,773
Federated Investors, Inc., Class B (b)	17,586	470,425
Franklin Resources, Inc.	27,540	3,444,703
The Goldman Sachs Group, Inc.	98,867	15,667,453
Invesco Ltd.	87,444	2,235,069
Janus Capital Group, Inc.	35,433	441,850
Legg Mason, Inc.	28,915	1,043,542
Morgan Stanley	293,580	8,020,606
Northern Trust Corp.	45,984	2,333,688
State Street Corp.	95,387	4,286,692
T Rowe Price Group, Inc.	49,194	3,267,465

		55,194,097

Commercial Banks – 2.8%
BB&T Corp.	131,933	3,621,561
Comerica, Inc. (b)	33,574	1,232,837
Fifth Third Bancorp	174,317	2,419,520
First Horizon National Corp.	50,018	560,702
Huntington Bancshares, Inc.	163,975	1,088,794
KeyCorp	167,231	1,485,011
M&T Bank Corp.	22,837	2,020,389
Marshall & Ilsley Corp.	100,683	804,457
PNC Financial Services Group, Inc. (c)	99,816	6,287,410
Regions Financial Corp.	238,892	1,734,356
SunTrust Banks, Inc.	95,063	2,741,617
U.S. Bancorp	365,059	9,648,509
Wells Fargo & Co.	1,000,637	31,720,193
Zions BanCorp.	34,760	801,566

		66,166,922

Consumer Finance – 0.8%
American Express Co.	198,698	8,981,150
Capital One Financial Corp.	86,869	4,513,713
Discover Financial Services	103,563	2,497,940
SLM Corp. (a)	100,078	1,531,193

		17,523,996

Diversified Financial Services – 4.1%
Bank of America Corp. (b)	1,922,445	25,626,192
CME Group, Inc.	12,729	3,838,430
Citigroup, Inc. (a)	5,518,993	24,393,949
IntercontinentalExchange, Inc. (a)	13,939	1,722,024
JPMorgan Chase & Co. (b)	756,642	34,881,196
Leucadia National Corp. (b)	37,590	1,411,129
Moody’s Corp.	37,997	1,288,478
The NASDAQ OMX Group, Inc. (a)	28,443	734,967
NYSE Euronext	49,612	1,744,854

		95,641,219

Insurance – 3.8%
ACE Ltd.	63,733	4,123,525
Aon Corp.	63,267	3,350,620
Aflac, Inc.	89,312	4,713,887
The Allstate Corp. (b)	100,626	3,197,894

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

American International Group, Inc. (a)(b)	27,282	958,690
Assurant, Inc.	18,982	730,997
Berkshire Hathaway, Inc., Class B (a)	328,781	27,495,955
Chubb Corp.	56,075	3,437,958
Cincinnati Financial Corp. (b)	30,959	1,015,455
Genworth Financial, Inc., Class A (a)	93,045	1,252,386
Hartford Financial Services Group, Inc.	84,472	2,274,831
Lincoln National Corp.	59,982	1,801,859
Loews Corp.	59,720	2,573,335
Marsh & McLennan Cos., Inc. (b)	103,344	3,080,685
MetLife, Inc. (b)	200,419	8,964,742
Principal Financial Group, Inc. (b)	60,935	1,956,623
The Progressive Corp.	125,366	2,648,984
Prudential Financial, Inc.	92,312	5,684,573
Torchmark Corp.	14,732	979,383
The Travelers Cos., Inc.	81,875	4,869,925
Unum Group	58,760	1,542,450
XL Group Plc	59,074	1,453,220

		88,107,977

Real Estate Investment Trusts (REITs) – 1.4%
Apartment Investment & Management Co.	22,435	571,419
AvalonBay Communities, Inc.	16,351	1,963,428
Boston Properties, Inc.	27,090	2,569,487
Equity Residential (b)	55,839	3,149,878
HCP, Inc.	76,178	2,890,193
Health Care REIT, Inc.	33,454	1,754,328
Host Hotels & Resorts, Inc. (b)	129,239	2,275,899
Kimco Realty Corp.	77,194	1,415,738
Plum Creek Timber Co., Inc. (b)	30,740	1,340,571
ProLogis	108,346	1,731,369
Public Storage	26,546	2,944,217
Simon Property Group, Inc.	56,407	6,044,574
Ventas, Inc. (b)	30,945	1,680,314
Vornado Realty Trust	31,048	2,716,700

		33,048,115

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	55,313	1,476,857

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc. (b)	100,039	968,378
People’s United Financial, Inc.	68,692	864,145

		1,832,523

Total Financials		358,991,706

Health Care – 10.8%

Biotechnology – 1.3%
Amgen, Inc. (a)	177,113	9,466,690
Biogen Idec, Inc. (a)(b)	45,759	3,358,253
Celgene Corp. (a)(b)	88,304	5,080,129
Cephalon, Inc. (a)(b)	14,384	1,090,019
Genzyme Corp. (a)	49,611	3,777,878
Gilead Sciences, Inc. (a)(b)	151,056	6,410,817

		29,183,786

Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	110,057	5,917,765
Becton Dickinson & Co.	41,999	3,343,960

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Boston Scientific Corp. (a)	289,344	2,080,383
C.R. Bard, Inc. (b)	16,153	1,604,155
CareFusion Corp. (a)	42,370	1,194,834
Covidien PLC	93,802	4,872,076
DENTSPLY International, Inc. (b)	26,998	998,656
Edwards Lifesciences Corp. (a)	21,794	1,896,078
Hospira, Inc. (a)(b)	31,652	1,747,191
Intuitive Surgical, Inc. (a)	7,383	2,461,935
Medtronic, Inc.	203,120	7,992,772
St. Jude Medical, Inc. (b)	61,831	3,169,457
Stryker Corp.	63,910	3,885,728
Varian Medical Systems, Inc. (a)(b)	22,802	1,542,327
Zimmer Holdings, Inc. (a)(b)	36,493	2,208,921

		44,916,238

Health Care Providers & Services – 2.0%
Aetna, Inc.	73,033	2,733,625
AmerisourceBergen Corp. (b)	52,061	2,059,533
CIGNA Corp.	51,518	2,281,217
Cardinal Health, Inc. (b)	66,431	2,732,307
Coventry Health Care, Inc. (a)	28,447	907,175
DaVita, Inc. (a)(b)	18,255	1,560,985
Express Scripts, Inc. (a)	100,343	5,580,074
Humana, Inc. (a)(b)	32,013	2,238,989
Laboratory Corp. of America Holdings (a)(b)	18,969	1,747,614
McKesson Corp.	48,295	3,817,720
Medco Health Solutions, Inc. (a)	76,824	4,314,436
Patterson Cos., Inc.	18,026	580,257
Quest Diagnostics, Inc.	29,590	1,707,935
Tenet Healthcare Corp. (a)	90,436	673,748
UnitedHealth Group, Inc.	207,739	9,389,803
WellPoint, Inc.	71,326	4,977,842

		47,303,260

Health Care Technology – 0.1%
Cerner Corp. (a)(b)	13,620	1,514,544

Life Sciences Tools & Services – 0.3%
Life Technologies Corp. (a)	34,190	1,792,240
PerkinElmer, Inc.	21,536	565,751
Thermo Fisher Scientific, Inc. (a)(b)	74,137	4,118,310
Waters Corp. (a)(b)	17,346	1,507,367

		7,983,668

Pharmaceuticals – 5.2%
Abbott Laboratories	293,952	14,418,345
Allergan, Inc. (b)	58,061	4,123,492
Bristol-Myers Squibb Co.	323,362	8,546,458
Eli Lilly & Co.	193,503	6,805,500
Forest Laboratories, Inc. (a)	54,339	1,755,150
Johnson & Johnson (b)	519,536	30,782,508
Merck & Co., Inc.	585,610	19,330,986
Mylan, Inc. (a)	83,013	1,881,905
Pfizer, Inc.	1,518,638	30,843,538
Watson Pharmaceuticals, Inc. (a)(b)	23,899	1,338,583

		119,826,465

Total Health Care		250,727,961

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Industrials – 11.2%

Aerospace & Defense – 2.7%
The Boeing Co.	139,854	10,339,406
General Dynamics Corp. (b)	70,792	5,419,835
Goodrich Corp. (b)	23,858	2,040,575
Honeywell International, Inc.	148,938	8,893,088
Huntington Ingalls Industries, Inc. (a)	1	41
ITT Corp. (b)	34,892	2,095,265
L-3 Communications Holdings, Inc.	21,499	1,683,587
Lockheed Martin Corp. (b)	54,491	4,381,076
Northrop Grumman Corp.	55,332	3,469,870
Precision Castparts Corp. (b)	27,248	4,010,361
Raytheon Co. (b)	68,321	3,475,489
Rockwell Collins, Inc.	29,466	1,910,281
United Technologies Corp. (b)	174,834	14,799,698

		62,518,572

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc. (b)	31,541	2,338,134
Expeditors International of Washington, Inc.	40,305	2,020,893
FedEx Corp.	59,836	5,597,658
United Parcel Service, Inc., Class B	187,496	13,934,703

		23,891,388

Airlines – 0.1%
Southwest Airlines Co. (b)	141,989	1,793,321

Building Products – 0.0%
Masco Corp. (b)	68,016	946,783

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	20,387	855,439
Cintas Corp.	24,008	726,722
Iron Mountain, Inc.	38,024	1,187,490
Pitney Bowes, Inc. (b)	38,705	994,331
R.R. Donnelley & Sons Co. (b)	39,225	742,137
Republic Services, Inc. (b)	58,358	1,753,074
Stericycle, Inc. (a)(b)	16,220	1,438,227
Waste Management, Inc.	90,314	3,372,325

		11,069,745

Construction & Engineering – 0.2%
Fluor Corp. (b)	33,534	2,470,114
Jacobs Engineering Group, Inc. (a)(b)	24,005	1,234,577
Quanta Services, Inc. (a)	40,932	918,105

		4,622,796

Electrical Equipment – 0.6%
Emerson Electric Co.	143,238	8,369,396
First Solar, Inc. (a)(b)	10,279	1,653,274
Rockwell Automation, Inc. (b)	27,037	2,559,052
Roper Industries, Inc. (b)	18,108	1,565,618

		14,147,340

Industrial Conglomerates – 2.5%
3M Co. (b)	135,203	12,641,480
General Electric Co.	2,016,912	40,439,086
Textron, Inc. (b)	52,427	1,435,976
Tyco International Ltd.	89,986	4,028,673

		58,545,215

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Machinery – 2.4%
Caterpillar, Inc.	121,340	13,511,209
Cummins, Inc.	37,580	4,119,520
Danaher Corp.	102,669	5,328,521
Deere & Co. (b)	79,974	7,748,681
Dover Corp.	35,432	2,329,300
Eaton Corp. (b)	64,656	3,584,529
Flowserve Corp. (b)	10,585	1,363,348
Illinois Tool Works, Inc.	94,671	5,085,726
Ingersoll-Rand Plc	62,600	3,024,206
Joy Global, Inc. (b)	19,903	1,966,615
PACCAR, Inc.	69,391	3,632,619
Pall Corp.	21,932	1,263,502
Parker Hannifin Corp.	30,748	2,911,221
Snap-on, Inc. (b)	11,070	664,864

		56,533,861

Professional Services – 0.1%
Dun & Bradstreet Corp. (b)	9,465	759,472
Equifax, Inc. (b)	23,312	905,671
Monster Worldwide, Inc. (a)(b)	24,861	395,290
Robert Half International, Inc. (b)	27,844	852,026

		2,912,459

Road & Rail – 0.9%
CSX Corp. (b)	70,350	5,529,510
Norfolk Southern Corp. (b)	67,624	4,684,315
Ryder System, Inc. (b)	9,748	493,249
Union Pacific Corp. (b)	93,262	9,170,452

		19,877,526

Trading Companies & Distributors – 0.2%
Fastenal Co. (b)	28,003	1,815,435
W.W. Grainger, Inc. (b)	11,080	1,525,494

		3,340,929

Total Industrials		260,199,935

Information Technology – 17.9%

Communications Equipment – 2.0%
Cisco Systems, Inc.	1,050,004	18,007,569
F5 Networks, Inc. (a)	15,337	1,573,116
Harris Corp.	24,299	1,205,230
JDS Uniphase Corp. (a)	42,587	887,513
Juniper Networks, Inc. (a)(b)	101,604	4,275,496
Motorola Mobility Holdings, Inc. (a)(b)	55,889	1,363,692
Motorola Solutions, Inc. (a)(b)	63,955	2,858,149
QUALCOMM, Inc.	312,218	17,118,913
Tellabs, Inc.	68,814	360,585

		47,650,263

Computers & Peripherals – 6.0%
Apple, Inc. (a)	174,991	60,975,614
Dell, Inc. (a)(b)	318,977	4,628,356
EMC Corp. (a)(b)	392,914	10,431,867

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Hewlett-Packard Co.	413,041	16,922,290
International Business Machines Corp. (b)	231,643	37,774,024
Lexmark International, Inc., Class A (a)(b)	14,930	553,007
NetApp, Inc. (a)	69,874	3,366,529
SanDisk Corp. (a)	44,958	2,072,114
Teradata Corp. (a)	31,948	1,619,764
Western Digital Corp. (a)	44,002	1,640,835

		139,984,400

Electronic Equipment, Instruments & Components – 0.6%
Agilent Technologies, Inc. (a)	65,553	2,935,463
Amphenol Corp., Class A	33,417	1,817,551
Corning, Inc.	297,393	6,135,218
FLIR Systems, Inc.	30,296	1,048,544
Jabil Circuit, Inc. (b)	37,239	760,793
Molex, Inc. (b)	26,235	659,023

		13,356,592

Internet Software & Services – 1.8%
Akamai Technologies, Inc. (a)	35,546	1,350,748
eBay, Inc. (a)	217,021	6,736,332
Google, Inc., Class A (a)	47,636	27,924,700
VeriSign, Inc.	32,944	1,192,902
Yahoo!, Inc. (a)	248,710	4,141,021

		41,345,703

IT Services – 1.4%
Automatic Data Processing, Inc. (b)	94,290	4,838,020
Cognizant Technology Solutions Corp., Class A (a)(b)	57,783	4,703,536
Computer Sciences Corp.	29,457	1,435,440
Fidelity National Information Services, Inc.	50,569	1,653,100
Fiserv, Inc. (a)	27,722	1,738,724
MasterCard, Inc., Class A	18,357	4,620,824
Paychex, Inc. (b)	61,141	1,917,382
SAIC, Inc. (a)(b)	55,789	943,950
Total System Services, Inc. (b)	30,855	556,007
Visa, Inc., Class A	92,051	6,776,795
The Western Union Co. (b)	122,609	2,546,589

		31,730,367

Office Electronics – 0.1%
Xerox Corp. (b)	265,808	2,830,855

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc. (a)	109,321	940,161
Altera Corp. (b)	60,773	2,675,228
Analog Devices, Inc. (b)	56,908	2,241,037
Applied Materials, Inc. (b)	250,608	3,914,497
Broadcom Corp., Class A	90,330	3,557,195
Intel Corp. (b)	1,042,408	21,025,369
KLA-Tencor Corp. (b)	31,761	1,504,519
LSI Corp. (a)(b)	117,000	795,600
Linear Technology Corp.	43,089	1,449,083
MEMC Electronic Materials, Inc. (a)	43,740	566,870
Microchip Technology, Inc. (b)	35,788	1,360,302
Micron Technology, Inc. (a)	162,902	1,866,857
NVIDIA Corp. (a)(b)	110,353	2,037,116
National Semiconductor Corp.	45,798	656,743
Novellus Systems, Inc. (a)(b)	17,128	635,963
Teradyne, Inc. (a)(b)	35,201	626,930
Texas Instruments, Inc. (b)	222,622	7,693,816
Xilinx, Inc. (b)	49,585	1,626,388

		55,173,674

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Software – 3.6%
Adobe Systems, Inc. (a)(b)	96,131	3,187,704
Autodesk, Inc. (a)(b)	43,477	1,917,770
BMC Software, Inc. (a)	33,927	1,687,529
CA, Inc. (b)	72,658	1,756,870
Citrix Systems, Inc. (a)(b)	35,636	2,617,821
Compuware Corp. (a)	41,170	475,514
Electronic Arts, Inc. (a)(b)	63,497	1,240,096
Intuit, Inc. (a)	51,726	2,746,651
Microsoft Corp. (b)	1,404,268	35,612,236
Novell, Inc. (a)	67,203	398,514
Oracle Corp.	738,948	24,658,695
Red Hat, Inc. (a)	36,650	1,663,543
Salesforce.com, Inc. (a)	22,463	3,000,608
Symantec Corp. (a)	144,786	2,684,332

		83,647,883

Total Information Technology		415,719,737

Materials – 3.7%

Chemicals – 2.1%
Air Products & Chemicals, Inc.	40,822	3,681,328
Airgas, Inc.	14,233	945,356
CF Industries Holdings, Inc.	13,543	1,852,547
The Dow Chemical Co. (b)	221,838	8,374,384
E.I. du Pont de Nemours & Co.	175,058	9,622,938
Eastman Chemical Co.	13,466	1,337,443
Ecolab, Inc. (b)	44,192	2,254,676
FMC Corp. (b)	13,643	1,158,700
International Flavors & Fragrances, Inc. (b)	15,243	949,639
Monsanto Co.	101,942	7,366,329
PPG Industries, Inc.	30,522	2,906,000
Praxair, Inc. (b)	57,611	5,853,278
Sigma-Aldrich Corp.	23,160	1,473,902

		47,776,520

Construction Materials – 0.0%
Vulcan Materials Co. (b)	24,512	1,117,747

Containers & Packaging – 0.1%
Ball Corp.	32,138	1,152,148
Bemis Co., Inc.	20,352	667,749
Owens-Illinois, Inc. (a)	31,095	938,758
Sealed Air Corp. (b)	30,256	806,625

		3,565,280

Metals & Mining – 1.2%
AK Steel Holding Corp. (b)	20,937	330,386
Alcoa, Inc. (b)	201,847	3,562,599
Allegheny Technologies, Inc. (b)	18,748	1,269,615
Cliffs Natural Resources, Inc. (b)	25,730	2,528,744
Freeport-McMoRan Copper & Gold, Inc.	179,780	9,986,779
Newmont Mining Corp.	93,692	5,113,709
Nucor Corp.	60,002	2,761,292
Titanium Metals Corp. (a)	17,365	322,642
United States Steel Corp. (b)	27,305	1,472,832

		27,348,598

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Paper & Forest Products – 0.3%
International Paper Co.	83,523	2,520,724
MeadWestvaco Corp.	31,978	969,893
Weyerhaeuser Co.	102,032	2,509,987

		6,000,604

Total Materials		85,808,749

Telecommunication Services – 3.0%

Diversified Telecommunication Services – 2.7%
AT&T, Inc. (b)	1,122,838	34,358,843
CenturyLink, Inc.	58,047	2,411,853
Frontier Communications Corp. (b)	188,753	1,551,550
Qwest Communications International, Inc.	331,007	2,260,778
Verizon Communications, Inc. (b)	537,173	20,702,647
Windstream Corp. (b)	95,783	1,232,727

		62,518,398

Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A (a)	75,523	3,913,602
MetroPCS Communications, Inc. (a)(b)	50,122	813,981
Sprint Nextel Corp. (a)	567,978	2,635,418

		7,363,001

Total Telecommunication Services		69,881,399

Utilities – 3.2%

Electric Utilities – 1.7%
American Electric Power Co., Inc.	91,325	3,209,160
Duke Energy Corp.	252,458	4,582,113
Edison International	61,884	2,264,336
Entergy Corp.	34,007	2,285,610
Exelon Corp. (b)	125,715	5,184,487
FirstEnergy Corp.	79,434	2,946,207
NextEra Energy, Inc.	79,956	4,407,175
Northeast Utilities (b)	33,524	1,159,930
PPL Corp. (b)	92,004	2,327,701
Pepco Holdings, Inc. (b)	42,749	797,269
Pinnacle West Capital Corp.	20,661	884,084
Progress Energy, Inc.	55,755	2,572,536
Southern Co. (b)	160,618	6,121,152

		38,741,760

Gas Utilities – 0.1%
EQT Corp. (b)	28,333	1,413,816
Nicor, Inc.	8,697	467,029
Oneok, Inc. (b)	20,327	1,359,470

		3,240,315

Independent Power Producers & Energy Traders – 0.2%
The AES Corp. (a)(b)	125,762	1,634,906
Constellation Energy Group, Inc.	37,959	1,181,664
NRG Energy, Inc. (a)	47,015	1,012,703

		3,829,273

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Multi-Utilities – 1.2%
Ameren Corp. (b)	45,687	1,282,434
CMS Energy Corp.	47,889	940,540
Centerpoint Energy, Inc. (b)	80,693	1,416,969
Consolidated Edison, Inc.	55,457	2,812,779
DTE Energy Co. (b)	32,184	1,575,729
Dominion Resources, Inc.	110,327	4,931,617
Integrys Energy Group, Inc.	14,816	748,356
NiSource, Inc. (b)	53,046	1,017,422
PG&E Corp.	75,265	3,325,208
Public Service Enterprise Group, Inc. (b)	96,117	3,028,647
SCANA Corp. (b)	21,616	851,022
Sempra Energy (b)	45,681	2,443,933
TECO Energy, Inc.	40,813	765,652
Wisconsin Energy Corp. (b)	44,398	1,354,139
Xcel Energy, Inc. (b)	91,680	2,190,235

		28,684,682

Total Utilities		74,496,030

Total Long-Term Investments (Cost – $1,853,566,030) – 98.9%		2,293,777,777

Short-Term Securities

Money Market Funds – 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (c)(d)(e)	276,200,038	276,200,038
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (c)(d)(e)	42,612,901	42,612,901

		318,812,939

	Par (000)	Value

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill, 0.14%, 6/23/11 (f)(g)	$4,500	4,499,095

Total Short-Term Securities (Cost – $323,311,974) – 13.9%		323,312,034

Total Investments (Cost – $2,176,878,004*) – 112.8%		2,617,089,811

Liabilities in Excess of Other Assets – (12.8)%		(297,932,249)

Net Assets – 100.0%		$2,319,157,562

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,257,370,019

Gross unrealized appreciation	$618,829,103
Gross unrealized depreciation	(259,109,311)

Net unrealized appreciation	$359,719,792

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	350,818,795	—	(74,618,757)[1]	276,200,038	$276,200,038	—	$203,731
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	—	(10,438,532)[1]	42,612,901	$42,612,901	—	$30,268
PNC Financial Services Group, Inc.	98,114	1,702	—	99,816	$6,287,410	—	$9,811

1 Represents net activity.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
381	S&P 500 Index	Chicago	June 2011	$25,165,050	$233,581

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

Schedule of Investments (concluded)

S&P 500 Stock Master Portfolio

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:

Long-Term Investments[1]:
Common Stocks	$2,293,777,777	—	—	$2,293,777,777

Short-Term Securities:
Money Market Funds	318,812,939	—	—	318,812,939

U.S. Government Obligations	—	$4,499,095	—	4,499,095
Total	$2,612,590,716	$4,499,095	—	$2,617,089,811

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$233,581	—	—	$233,581
Total	$233,581	—	—	$233,581

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Funds (formerly, BB&T Funds)

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	5/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/26/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	5/26/11